SUMMARY PROSPECTUS

Class A Shares

 &

Class C Shares

TICKER SYMBOLS
	Class A	Class C
SATUIT CAPITAL U.S. EMERGING COMPANIES FUND	SATMX	SATCX

Each a series of

SATUIT CAPITAL MANAGEMENT TRUST

March 1, 2016

Before you invest, you may want to review the Fund’s prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund online at www.satuitfunds.com. You can also get this information at no cost by calling 1-866-9-SATUIT or by sending an email request to clientservices@satuitfunds.com.. The current prospectus and statement of additional information, dated March 1, 2016, are incorporated by reference into this summary prospectus.

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND SUMMARY

INVESTMENT OBJECTIVE

The Fund’s investment objective is to provide investors with long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in one or more Satuit Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page __ of the prospectus and “Purchase of Shares” on page __ of the Funds’ Statement of Additional Information.

Shareholder Fees

(fees paid directly from your investment)	Class A(1)	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price of redemption fees) (2)	None	1.00%
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%	2.00%

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment.)	Class A(1)	Class C
Management Fees	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.45%	0.44%
Total Annual Fund Operating Expenses	1.95%	2.69%

(1)

On June 19, 2015, The Fund converted its No-Load shares to Class A shares.

(2)

The Trust’s Distributor will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase Class C shares of the Funds. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 13 months after the date of purchase.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$761	$1,152	$1,566	$2,719
Class C	$372	$835	$1,425	$3,022

If you did not redeem your shares at the end of each time period, your expenses would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$761	$1,152	$1,566	$2,719
Class C	$272	$835	$1,425	$3,022

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 99.3% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing at least 80% of its assets in a diversified portfolio of U.S. common stocks of emerging companies. The Fund's investment adviser considers a company to be an emerging company when its market capitalization, at the time of purchase, is within the range of market capitalizations of those companies comprising the Russell Micro Cap Index (RMicro).  As of the latest reconstitution of the RMicro on June 26, 2015, the capitalization range of companies comprising the Index is approximately $30 million to $1 billion.

The Fund's investment adviser will select portfolio securities which the investment adviser believes exhibit reasonable valuations and favorable growth prospects. The factors the investment adviser considers when determining whether a security exhibits reasonable valuation and favorable growth prospects, respectively,  include a company’s forward price to earnings multiple as compared to its forward earnings per share projection and a company’s revenue, margin, balance-sheet and cash flow characteristics.  The Fund's investment adviser uses proprietary quantitative analysis of both value and growth characteristics to rank U.S. emerging companies.

Portfolio securities may be sold as a result of adverse changes in the stock markets generally, or to a specific issuer, that results in poor relative performance. Portfolio securities may also be sold if the Fund's investment adviser determines that the valuation and growth characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the Fund.

PRINCIPAL RISKS

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Fund are listed below and could adversely affect the net asset value (the “NAV”), total return and value of the Fund and your investment.

Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value and you could lose money on your investment.

Stock Selection Risks:  The portfolio securities selected by the Fund's investment adviser may decline in value or may not increase in value when the stock market in general is rising and may fail to meet the Fund’s investment objective.

Risks of Investment In Emerging Companies:  The Fund invests principally in emerging companies, generally of market capitalizations of those companies comprising the RMicro.  Accordingly, the Fund may be subject to the additional risks associated with investment in companies with micro capital structures.   These companies may (i) have relatively small revenues, (ii) have limited product lines or services, (iii)  lack depth of management, (iv) lack the ability to obtain funds necessary for growth, and (v) feature products or services for which a market does not yet exist and/or may never be established.  The increased risk involved with investing in emerging companies may cause the market prices of their securities to be more volatile than those of larger, more established companies.  Further, these securities tend to trade at a lower volume than do those of larger, more established companies, which generally results in less liquidity.  If the Fund is heavily invested in these securities, the NAV of the Fund will be more susceptible to sudden and significant losses if the value of these securities decline.

You could lose money on your investment in the Fund, or the Fund may not perform as well as other possible investments. The Fund does not constitute a balanced or complete investment program and the NAV of its shares will fluctuate based on the value of the securities held by the Fund.

Who should buy this Fund

The Fund is most appropriate for investors who understand the risks of investing in domestic smaller capitalization stock markets and who are willing to accept significant amounts of volatility and risk.

PAST PERFORMANCE

The following bar chart and table below provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year and shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.satuitfunds.com or by calling the Fund, toll free, at 1-866-972-8848.  The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.

The bar chart shows the changes in the Fund’s Class A (formerly No-Load) Shares total annual returns for each of the last ten calendar years.

60.00%
50.00%
40.00%
30.00%
20.00%
10.00%
0.00%
-10.00%
-20.00%
-30.00%
-40.00%
-50.00%
13.45%
5.65%
-37.92%
50.03%
30.83%
-5.95%
11.87%
39.51%
-6.82%
-10.80%
2006
2007
2008
2009
2010
2011
2012
2013
2014
2015

During the years shown in the bar chart, the highest return for a calendar quarter was 34.96% (quarter ended June 2009) and the lowest return for a calendar quarter was -23.47% (quarter ended September 2011).

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The performance table shows how the Fund’s average annual returns compare to that of its benchmark, the Russell 2000 Index.

Class A Share (formerly No-Load) Average Annual Total Returns (for the periods ended December 31, 2015)	1 Year	5 Years	10 Years
Return Before Taxes	-15.93%	2.83%	5.32%
Return After-Tax on Distributions(1)	-18.79%	0.65%	4.08%
Return After-Tax on Distributions and Sale of Fund Shares(1)	-6.63%	2.14%	4.20%
Russell Microcap Index (reflects no deductions for fees, expenses or taxes) (2)	-5.16%	9.23%	5.13%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	-4.41%	9.19%	6.80%

(1)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown only for Class A Shares, and after tax returns for other classes will vary.

(2)

On June 18, 2015, the Board of Trustees agreed to change the Fund's benchmark index from the Russell 2000 Index to the Russell Microcap Index because the Russell Microcap Index better reflected the composition of the Emerging Companies Fund's portfolio.

MANAGEMENT

Investment Adviser

Satuit Capital Management, LLC (“SCM”)

Portfolio Managers

Mr. Robert J. Sullivan and Ms. Robin Murchison, Senior Equity Analyst act as co-portfolio managers of the Fund. Mr.  Sullivan has been Chairman, President and Treasurer of the Trust and Chief Investment Officer of SCM, since December 2000.  Ms. Murchison has been co-portfolio manager since 2013.

PURCHASE AND SALE OF FUND SHARES

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. The minimum initial investment in shares of the Fund is $1,000. Additional investments must be in amounts of $250 or more.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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